INTERNATIONAL EQUITY PORTFOLIO


                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995
                           (expressed in U.S. dollars)
   Shares                                                            Value
------------                                                      ------------
                COMMON STOCKS (94.8%)

                AUSTRALIA (3.6%)
                BANKING
    9,000       National Australia Bank, Ltd. ..................  $     77,057
                                                                  ------------

                ENERGY
   13,750       Broken Hill Proprietary Co., Ltd. ..............       186,224
   20,000       Woodside Petroleum, Ltd. .......................        95,826
                                                                  ------------
                                                                       282,050
                                                                  ------------

                GOLD MINES
    9,000       Renison Goldfields Corp., Ltd. .................        37,843
                                                                  ------------

                INSURANCE
   20,500       QBE Insurance Group ............................        90,570
                                                                  ------------

                MATERIALS
   11,500       Amcor, Ltd. ....................................        86,197
    6,000       CRA, Ltd. ......................................        92,504
   15,000       Western Mining Corp. Hldgs., Ltd. ..............        96,206
                                                                  ------------
                                                                       274,907
                                                                  ------------

                REAL ESTATE
    6,500       Lend Lease Corp., Ltd. .........................        90,410
                                                                  ------------

                SERVICES
    9,000       Brambles Industries, Ltd. ......................        95,704
   33,000       Burns Philp & Co., Ltd. ........................        73,903
                                                                  ------------
                                                                       169,607
                                                                  ------------
                TOTAL AUSTRALIA ................................     1,022,444
                                                                  ------------

                FRANCE (5.4%)
                CAPITAL EQUIPMENT
    1,400       Alcatel Alsthom SA* ............................       119,556
                                                                  ------------

                CONSUMER DURABLES
      940       Peugeot SA .....................................       122,447
                                                                  ------------

                CONSUMER NON-DURABLES
      235       Bongrain SA ....................................       124,322
      760       LVMH ...........................................       151,220
                                                                  ------------
                                                                       275,542
                                                                  ------------

                FINANCE
    1,160       Societe Generale ...............................       132,603
                                                                  ------------
                MEDIA & ADVERTISING
    1,050       Canal + ........................................       181,438
    1,840       Havas ..........................................       127,556
    1,350       Television Francaise 1 .........................       139,414
                                                                  ------------
                                                                       448,408
                                                                  ------------
                RETAIL
      450       Comptoirs Modernes .............................       144,475
                                                                  ------------

                SERVICES
    1,050       Accor ..........................................       124,752
      590       Sodexho ........................................       152,866
                                                                  ------------
                                                                       277,618
                                                                  ------------
                TOTAL FRANCE ...................................     1,520,649
                                                                  ------------

                GERMANY (5.1%)
                BANKING
      500       Commerzbank AG .................................       115,729
    2,300       Depfa Bank AG ..................................        89,869
                                                                  ------------
                                                                       205,598
                                                                  ------------

                CAPITAL EQUIPMENT
      145       Rheinelektra AG ................................       118,464
      240       Siemens AG .....................................       125,831
                                                                  ------------
                                                                       244,295
                                                                  ------------

                CONSUMER NON-DURABLES
      210       Suedzucker AG ..................................       117,114
      160       Wella AG .......................................        87,639
                                                                  ------------
                                                                       204,753
                                                                  ------------

                ENERGY
    3,000       VEBA AG ........................................       123,167
                                                                  ------------

                INSURANCE
      160       Colonia Konzern AG .............................       125,036
                                                                  ------------

                MATERIALS
      450       Bayer AG .......................................       119,693
                                                                  ------------

                MULTI-INDUSTRY
    3,600       AGIV AG ........................................        75,703
                                                                  ------------

                PHARMACEUTICALS
    2,300       Merck KGaA* ....................................        96,078
                                                                  ------------

                RETAIL
      335       Kaufhof Holding AG .............................       114,713
                                                                  ------------

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                          October 31, 1995 (continued)
                           (expressed in U.S. dollars)
   Shares                                                            Value
------------                                                      ------------
                GERMANY (continued)
                TRANSPORTATION
      880       Lufthansa AG ...................................  $    122,410
                                                                  ------------
                TOTAL GERMANY ..................................     1,431,446
                                                                  ------------

                HONG KONG (10.4%)
                BANKING
   90,000       Dao Heng Bank Group, Ltd. ......................       330,005
                                                                  ------------

                CAPITAL EQUIPMENT
  530,000       Truly International Hldgs ......................        82,259
                                                                  ------------

                FINANCE
  120,000       Great Eagle Hldgs., Ltd. .......................       329,035
                                                                  ------------

                INSURANCE
  333,000       National Mutual Asia, Ltd. .....................       256,263
                                                                  ------------

                MATERIALS
  110,000       M.C. Packaging (Hong Kong) .....................        46,950
                                                                  ------------

                MULTI-INDUSTRY
   50,000       Hutchison Whompoa ..............................       275,489
   30,000       Jardine Matheson
                  Strategic Hldgs ..............................       183,000
   46,000       Swire Pacific ..................................       345,073
                                                                  ------------
                                                                       803,562
                                                                  ------------

                REAL ESTATE
   50,000       Cheung Kong Hldgs ..............................       281,956
   89,000       New World Development Co. ......................       346,483
   30,000       Sun Hung Kai Properties ........................       239,598
                                                                  ------------
                                                                       868,037
                                                                  ------------

                SERVICES
   61,000       Wharf Hldgs ....................................       205,918
                                                                  ------------
                TOTAL HONG KONG ................................     2,922,029
                                                                  ------------

                INDIA (3.2%)
                CONSUMER DURABLES
   12,000       Ashok Leyland, Ltd. ............................       124,500
    6,200       Bajaj Auto, Ltd. ...............................       167,400
                                                                  ------------
                                                                       291,900
                                                                  ------------

                MATERIALS
    8,400       Grasim Industries ..............................       176,400
   70,000       Indo Gulf Fertilisers and
                  Chemicals Corp. ..............................       103,250
   10,500       Reliance Industries ............................       166,688
                                                                  ------------
                                                                       446,338
                                                                  ------------

                PHARMACEUTICALS
    7,000       Ranbaxy Laboratories, Ltd. .....................       159,250
                                                                  ------------
                TOTAL INDIA ....................................       897,488
                                                                  ------------

                INDONESIA (2.3%)
                BANKING
   59,000       Bank Bali ......................................       137,693
  131,250       Bank Dagang Nasional Indonesia .................       117,033
                                                                  ------------
                                                                       254,726
                                                                  ------------

                CONSUMER NON-DURABLES
   80,000       Sinar Mas Agro Resources
                  & Technology .................................        45,795
                                                                  ------------

                MATERIALS
   47,000       Semen Cibinong .................................       123,139
                                                                  ------------

                REAL ESTATE
   58,000       Ciputra Development ............................       130,251
  192,000       Dharmala Intiland ..............................       107,794
                                                                  ------------
                                                                       238,045
                                                                  ------------

                TOTAL INDONESIA ................................       661,705
                                                                  ------------

                IRELAND (2.5%)
                BANKING
   21,000       Allied Irish Banks .............................       106,241
   21,700       Irish Permanent, PLC ...........................       114,349
                                                                  ------------
                                                                       220,590
                                                                  ------------

                CONSUMER NON-DURABLES
   13,200       Greencore ......................................       106,848
                                                                  ------------

                MEDIA & ADVERTISING
   22,200       Independent News ...............................       132,977
                                                                  ------------

                PHARMACEUTICALS
    5,970       Elan, PLC, ADR* ................................       239,546
                                                                  ------------
                TOTAL IRELAND ..................................       699,961
                                                                  ------------

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                          October 31, 1995 (continued)
                           (expressed in U.S. dollars)
   Shares                                                            Value
------------                                                      ------------
                ITALY (1.9%)
                BANKING
   11,650       Istituto Mobiliare Italiano (IMI) ..............  $     63,658
                                                                  ------------

                CAPITAL EQUIPMENT
    9,700       Sirti SpA ......................................        59,089
                                                                  ------------

                INSURANCE
    2,900       Assicurazioni Generali SpA .....................        67,588
   18,320       Assicurazione Industriale
                  SAI SpA ......................................        77,579
   54,000       Istituto Nazionale
                  Delle Assicurazioni SpA ......................        70,972
                                                                  ------------
                                                                       216,139
                                                                  ------------

                RETAIL
   17,200       Rinascente .....................................       101,970
                                                                  ------------

                TELECOMMUNICATIONS
   27,700       Telecom Italia Mobile SpA ......................        46,485
   27,700       Telecom Italia SpA .............................        42,054
                                                                  ------------
                                                                        88,539
                                                                  ------------

                TOTAL ITALY ....................................       529,395
                                                                  ------------

                JAPAN (24.0%)
                CAPITAL EQUIPMENT
    2,000       Autobacs Seven Co., Ltd. .......................       188,670
   15,000       Bridgestone Corp. ..............................       208,221
    5,000       Fanuc, Ltd. ....................................       216,531
   21,000       Hitachi, Ltd. ..................................       215,553
   54,000       Ishikawajima Harina
                  Heavy Industries Co., Ltd. ...................       217,489
   17,000       Kandenko .......................................       209,394
    3,000       Kyocera Corp. ..................................       245,760
   22,000       Matsushita Electric
                  Industrial Co., Ltd. .........................       217,215
    6,000       Murata Mfg. Co., Ltd. ..........................       210,567
   16,000       NEC Corp. ......................................       211,154
   12,000       NipponDenso Co., Ltd. ..........................       219,366
   12,000       Nippon Electric Glass, Ltd. ....................       221,712
   18,000       Sekisui House, Ltd. ............................       207,635
                                                                  ------------
                                                                     2,789,267
                                                                  ------------

                CONSUMER DURABLES
   13,000       Canon, Inc. ....................................       222,396
    9,000       Fuji Photo Film Co., Ltd. ......................       222,591
   47,000       Isuzu Motors, Ltd.* ............................       189,755
   16,000       Sharp Corp. ....................................       222,103
    4,000       TDK Corp. ......................................       206,071
   18,000       Toppan Printing ................................       237,548
                                                                  ------------
                                                                     1,300,464
                                                                  ------------

                CONSUMER NON-DURABLES
   19,000       Kao Corp. ......................................       230,314
    5,000       Sony Music Entertainment
                  (Japan), Inc. ................................       214,087
   13,000       Yamazaki Baking, Ltd. ..........................       230,021
                                                                  ------------
                                                                       674,422
                                                                  ------------
                ENERGY
   45,000       Cosmo Oil Co. ..................................       219,952
                                                                  ------------

                FINANCE
    3,000       Sanyo Shinpan Finance, Ltd. ....................       214,087
                                                                  ------------

                MATERIALS
   49,000       Dai Nippon Ink & Chemicals .....................       208,368
   15,000       Sumitomo Forestry Co., Ltd. ....................       211,154
    7,000       Tostem Corp. ...................................       214,869
                                                                  ------------
                                                                       634,391
                                                                  ------------

                PHARMACEUTICALS
   10,000       Sankyo Co. .....................................       219,952
   12,000       Taisho Pharmaceutical ..........................       217,019
   10,000       Yamanouchi Pharmaceutical Co., Ltd. ............       222,885
                                                                  ------------
                                                                       659,856
                                                                  ------------

                SERVICES
    4,000       Secom Co., Ltd. ................................       260,423
                                                                  ------------
                TOTAL JAPAN ....................................     6,752,862
                                                                  ------------

                MALAYSIA (5.7%)
                BANKING
   76,000       Commerce Asset-Hldgs. Bhd ......................       376,859
                                                                  ------------

                FINANCE
  213,000       Public Finance Bhd .............................       400,685
                                                                  ------------

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                                October 31, 1995 (continued)
                           (expressed in U.S. dollars)
   Shares                                                            Value
------------                                                      ------------
                MALAYSIA (continued)
                REAL ESTATE
  220,000       Bolton Properties Bhd ..........................  $    285,714
   85,000       IOI Properties Bhd .............................       178,965
  243,000       Lion Land ......................................       262,987
   27,000       Negara Properties (M) Bhd ......................       107,320
                                                                  ------------
                                                                       834,986
                                                                  ------------
                TOTAL MALAYSIA .................................     1,612,530
                                                                  ------------

                NETHERLANDS (3.9%)
                CONSUMER DURABLES
    3,500       Polygram NV ....................................       218,501
                                                                  ------------

                FINANCE
    3,450       Fortis Amev NV .................................       216,691
                                                                  ------------

                FOOD & BEVERAGES
    5,900       Ahold NV .......................................       223,615
                                                                  ------------

                MEDIA & ADVERTISING
   16,950       Elsevier NV ....................................       219,153
    2,440       Wolters Kluwer NV ..............................       222,071
                                                                  ------------
                                                                       441,224
                                                                  ------------
                TOTAL NETHERLANDS ..............................     1,100,031
                                                                  ------------

                SINGAPORE (4.4%)
                BANKING
   35,000       Development Bank of Singapore ..................       401,274
   18,000       Overseas Chinese Banking Corp. .................       211,465
   31,000       Overseas Union Bank ............................       193,064
                                                                  ------------
                                                                       805,803
                                                                  ------------

                ENERGY
   55,000       DBS Land .......................................       162,704
                                                                  ------------

                REAL ESTATE
   85,000       Hotel Properties ...............................       128,733
   91,000       Wing Tai Hldgs .................................       157,785
                                                                  ------------
                                                                       286,518
                                                                  ------------

                TOTAL SINGAPORE ................................     1,255,025
                                                                  ------------

                SPAIN (1.1%)
                CONSUMER NON-DURABLES
    1,450       Tabacalera SA ..................................        48,707
    3,900       Viscofan Envoltura .............................        48,888
                                                                  ------------
                                                                        97,595
                                                                  ------------

                ENERGY
    1,600       Repsol SA ......................................        47,782
                                                                  ------------

                MULTI-INDUSTRY
    1,000       Corp Fin Alba ..................................        55,303
                                                                  ------------

                SERVICES
    5,680       Autopistas Cesa SA (Acesa) .....................        53,051
                                                                  ------------

                UTILITIES
    4,100       Telefonica De Espana SA ........................        51,731
                                                                  ------------
                TOTAL SPAIN ....................................       305,462
                                                                  ------------

                SWEDEN (1.3%)
                CAPITAL EQUIPMENT
      610       Asea AB (B free) ...............................        60,168
    3,700       Atlas Copco AB (A free) ........................        55,996
                                                                  ------------
                                                                       116,164
                                                                  ------------

                CONSUMER DURABLES
    1,020       Electrolux AB (B free) .........................        43,623
    2,750       Volvo AB (B free) ..............................        61,911
                                                                  ------------
                                                                       105,534
                                                                  ------------

                MATERIALS
      960       Mo och Domsjo AB (B free) ......................        48,863
    4,600       Munksjo AB .....................................        33,250
                                                                  ------------
                                                                        82,113
                                                                  ------------

                MULTI-INDUSTRY
    1,850       Investor AB (B free) ...........................        65,886
                                                                  ------------
                TOTAL SWEDEN ...................................       369,697
                                                                  ------------

                SWITZERLAND (5.0%)
                CONSUMER DURABLES
      430       SMH AG (Bearer) ................................       268,158
                                                                  ------------

                INSURANCE
      400       Winterthur Insurance ...........................       268,123
                                                                  ------------

                MATERIALS
      350       Ciba-Geigy AG ..................................       302,123
                                                                  ------------

                PHARMACEUTICALS
      350       Sandoz AG (Registered) .........................       291,333
                                                                  ------------

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS
                          October 31, 1995 (continued)
                           (expressed in U.S. dollars)
   Shares                                                            Value
------------                                                      ------------
                SWITZERLAND (continued)
                SERVICES
      150       SGS Surveillance Holdings ......................  $    283,405
                                                                  ------------
                TOTAL SWITZERLAND ..............................     1,413,142
                                                                  ------------

                UNITED KINGDOM (15.0%)
                BANKING
   71,300       Bank of Scotland ...............................       284,073
                                                                  ------------

                CONSUMER DURABLES
   12,200       Thorn-EMI, Ltd. ................................       284,120
                                                                  ------------

                MATERIALS
   28,800       Redland ........................................       158,684
   54,000       Rentokil Group .................................       268,933
   18,200       RTZ Corp., PLC .................................       252,066
                                                                  ------------
                                                                       679,683
                                                                  ------------

                MEDIA & ADVERTISING
   28,400       Reuters Holdings, PLC ..........................       264,019
                                                                  ------------

                MULTI-INDUSTRY
   41,700       BTR, PLC .......................................       221,521
   48,500       Inchcape, PLC ..................................       239,624
                                                                  ------------
                                                                       461,145
                                                                  ------------

                PHARMACEUTICALS
   18,600       Glaxo Wellcome .................................       250,843
   25,900       SmithKline Beecham Group, Class A ..............       270,466
                                                                  ------------
                                                                       521,309
                                                                  ------------

                RETAIL
   48,000       Argyll Group, PLC ..............................       243,984
   37,300       Marks & Spencer ................................       250,043
   69,200       Tesco ..........................................       245,217
                                                                  ------------
                                                                       739,244
                                                                  ------------

                SERVICES
   34,900       BAA ............................................       271,475
   80,800       Ladbroke Group, PLC ............................       212,060
   73,333       Takare, PLC ....................................       237,699
                                                                  ------------
                                                                       721,234
                                                                  ------------

                TELECOMMUNICATIONS
   69,200       Vodafone Group .................................       286,100
                                                                  ------------
                TOTAL UNITED KINGDOM ...........................     4,240,927
                                                                  ------------

                TOTAL COMMON STOCKS
                (cost $26,292,736) .............................  $ 26,734,793
                                                                  ------------

 Principal
  Amount
------------
                CONVERTIBLE BONDS (1.1%)
                INDIA (1.1%)
                FINANCE
 $225,000       Industrial Credit & Investment Corp.
                2.50%, 4/3/00 ..................................  $    171,563
                                                                  ------------

                MATERIALS
  140,000       Essar Gujurat, Ltd.
                5.50%, 8/5/98 ..................................       138,950
                                                                  ------------

                TOTAL CONVERTIBLE BONDS
                (cost $347,241) ................................  $    310,513
                                                                  ------------

TOTAL INVESTMENTS (identified cost $26,639,977)(a) ....  95.9%     $27,045,306
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ........   4.1        1,145,554
                                                        -----      -----------
NET ASSETS ............................................ 100.0%     $28,190,860
                                                        =====      ===========

---------
*    non-income producing security

(a) The aggregate cost for federal income tax purposes is $26,639,978, the aggregate gross unrealized appreciation is $1,731,450 and the aggregate gross unrealized depreciation is $1,326,076 resulting in net unrealized appreciation of $405,329.

                       See Notes to Financial Statements.

                        INTERNATIONAL EQUITY PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES
                               October 31, 1995
                          (expressed in U.S. dollars)

ASSETS:
  Investments in securities, at value (identified
   cost $26,639,977) (Note 1)                                      $ 27,045,306
  Cash (including $83,328 in foreign currency)                        1,685,933
  Receivables for:
    Forward foreign currency exchange contract
     sold (Notes 1 and 4)                                            17,056,264
    Investments sold                                                     77,679
    Dividends                                                            58,976
    Foreign tax reclaim                                                   8,831
    Interest                                                              5,122
  Deferred organization expenses (Note 1)                                 3,922
                                                                   ------------

         Total Assets                                                45,942,033
                                                                   ------------

LIABILITIES:
  Payables for:
    Forward foreign currency exchange contract sold,
     at value (Notes 1 and 4)                                        17,568,335
    Investments purchased                                               127,873
    Expense reimbursement fee (Note 2)                                   30,157
    Investment advisory fee (Note 2)                                     15,791
    Foreign withholding taxes                                             8,167
    Administrative fee (Note 2)                                             850
                                                                   ------------

         Total Liabilities                                           17,751,173
                                                                   ------------

NET ASSETS                                                         $ 28,190,860
                                                                   ============

Net Assets Consist of:
  Paid-in capital                                                    28,297,395
  Net unrealized depreciation                                          (106,535)
                                                                   ------------

Net Assets                                                         $ 28,190,860
                                                                   ============

                      See Notes to Financial Statements.

                        INTERNATIONAL EQUITY PORTFOLIO

                            STATEMENT OF OPERATIONS
 For the period April 1, 1995 (commencement of operations) to October 31, 1995
                          (expressed in U.S. dollars)


INVESTMENT INCOME
  Income:
    Dividends (net of foreign withholding tax of $55,648)             $ 294,376
    Interest                                                             20,332
                                                                      ---------

         Total Income                                                   314,708
                                                                      ---------

  Expenses:
    Investment advisory fee (Note 2)                                     94,833
    Expense reimbursement fee (Note 2)                                   30,847
    Administrative fee (Note 2)                                           5,106
    Amortization of organization expenses (Note 1)                          521
                                                                      ---------

         Total Expenses                                                 131,307
                                                                      ---------

         Net Investment Income                                          183,401
                                                                      ---------


NET REALIZED AND UNREALIZED GAIN (Notes 1 and 3)
  Net realized gain on:
    Investments                                                         257,590
    Foreign exchange transactions                                       256,304
                                                                      ---------
                                                                        513,894
                                                                      ---------

  Net change in unrealized appreciation on:
    Investments                                                         405,329
    Foreign currency translations                                      (511,864)
                                                                      ---------
                                                                       (106,535)
                                                                      ---------

         Net Realized and Unrealized Gain                               407,359
                                                                      ---------

    Net Increase in Net Assets Resulting from Operations              $ 590,760
                                                                      =========




                      See Notes to Financial Statements.

                        INTERNATIONAL EQUITY PORTFOLIO

                      STATEMENT OF CHANGES IN NET ASSETS
                          (expressed in U.S. dollars)


                                                                 For the period
                                                                  April 1, 1995
                                                                (commencement of
                                                                 operations) to
                                                                October 31, 1995
                                                                ----------------

INCREASE IN NET ASSETS:
  Operations:
    Net investment income                                         $    183,401
    Net realized gain on investments and foreign exchange
     transactions                                                      513,894
    Net depreciation on investments and foreign
     currency translations                                            (106,535)
                                                                  ------------

         Net increase in net assets resulting from operations          590,760
                                                                  ------------

  Capital Transactions:
    Proceeds from contributions                                     27,500,000
    Value of withdrawals                                                  --
                                                                  ------------

         Net increase in net assets resulting from
          capital transactions                                      27,500,000
                                                                  ------------

         Total increase in net assets                               28,090,760

NET ASSETS:
  Beginning of period                                                  100,100
                                                                  ------------

  End of period                                                   $ 28,190,860
                                                                  ============




                      See Notes to Financial Statements.

                        INTERNATIONAL EQUITY PORTFOLIO

                             FINANCIAL HIGHLIGHTS
                          (expressed in U.S. dollars)

                                                                 For the period
                                                                  April 1, 1995
                                                                (commencement of
                                                                 operations) to
                                                                October 31, 1995
                                                                ----------------

Ratios/Supplemental Data:

  Net assets, end of period (000's omitted)                          $ 28,191
  Ratio of expenses to average net assets (Note 2)**                     0.90%*
  Ratio of net investment income to average net assets                   1.26%*
  Portfolio turnover rate                                                  23%
  Average commission rate paid per share***                          $ 0.0152

---------
  *  Annualized

 ** Had the expense reimbursement not been in place, the ratio of expenses to average net assets for the period ended October 31, 1995 would have been 0.98%. Furthermore, the ratio of expenses reflects fees reduced in connection with an expense offset arrangement with the Portfolio's custodian. Had this arrangement not been in place, the ratio would have been 1.30%.

*** Most foreign securities markets do not charge commissions based on a rate per share but as a percentage of the principal value of the transaction. As a result the above rate is not indicative of the commission arrangements currently in effect.



                       See Notes to Financial Statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                         NOTES TO FINANCIAL STATEMENTS
                          (expressed in U.S. dollars)

     1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on April 1, 1995 and received a contribution of $5,000,000 on that date from the Brown Brothers Harriman & Co. Pension Plan in exchange for a beneficial interest in the Portfolio. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

         The  financial   statements  have  been  prepared  in  accordance  with
accounting principles generally accepted in the United States of America, and reflect the following policies:

          A. VALUATION OF INVESTMENTS. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

          B. FOREIGN CURRENCY TRANSLATIONS. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

                         INTERNATIONAL EQUITY PORTFOLIO

                          (expressed in U.S. dollars)

          C. FORWARD  FOREIGN  CURRENCY  EXCHANGE  CONTRACTS.  The Portfolio may
enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

          D. ACCOUNTING FOR INVESTMENTS. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the exdividend date except that, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

          E. FEDERAL INCOME TAXES. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains.

          F. DEFERRED ORGANIZATION EXPENSES. Expenses incurred by the Portfolio in connection with its organization are being amortized on a straightline basis over a five-year period.

          2. TRANSACTIONS WITH AFFILIATES.

          INVESTMENT ADVISORY FEE. The Portfolio has an investment advisory agreement with Brown Brothers Harriman & Co. (the "Adviser") for which it pays the Adviser a fee calculated dally and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average dally net assets. For the period April 1, 1995 through October 31, 1995, the Portfolio incurred $94,833 for advisory services.

          ADMINISTRATIVE FEE. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company (Cayman) Limited (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average dally net assets. The Administrator has a subadministration agreement with Signature Financial Group (Cayman) Ltd. for which Signature Financial Group (Cayman) Ltd. receives such compensation as is from time to time agreed upon. For the period April 1, 1995 through October 31, 1995, the Portfolio incurred $5,106 for administrative services.

                         INTERNATIONAL EQUITY PORTFOLIO

                          (expressed in U.S. dollars)

          EXPENSE REIMBURSEMENT FEE. Brown Brothers Harriman Trust Company (Cayman) Limited pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.90% of the Portfolio's average dally net assets. For the period April 1, 1995 to October 31, 1995, Brown Brothers Harriman Trust Company (Cayman) Limited incurred $41,900 in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Co. (Cayman) Limited thereunder equals the aggregate amount of expenses paid by Brown Brother Harriman Trust Company (Cayman) Limited thereunder.

          3. INVESTMENT TRANSACTIONS. For the period April 1, 1995 through October 31, 1995, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $30,809,859 and $4,402,124, respectively. There were no purchases or sales of U.S. government obligations during the period. Custody fees for the Portfolio paid pursuant to the expense reimbursement agreement were reduced by approximately $48,000 as a result of an expense offset arrangement with the Portfolio's custodian.

          4. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK. At October 31, 1995, the Portfolio had outstanding forward foreign currency exchange contracts as a hedge to protect against possible changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Forward contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contracts.

          Forward foreign currency exchange contracts open at October 31, 1995:

                                                                                          Unrealized
         Contracts                  In Exchange               Deliver                   (Depreciation)/
         TO DELIVER                    FOR                     DATE                      APPRECIATION
DM       17,700,000                 $12,014,942               11/8/95                   $ (564,756)

JPY      508,600,000                $ 5,041,322               11/8/95                   $   52,685


                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
International Equity Portfolio:

          We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of International Equity Portfolio as of October 31, 1995, and the related statement of operations, statement of changes in net assets, and financial highlights for the period April 1, 1995 (commencement of operations) to October 31, 1995 (all expressed in U.S. dollars). These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

          We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

          In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of
International Equity Portfolio at October 31, 1995, and the results of its operations, the changes in its net assets, and its financial highlights for the period April 1, 1995 (commencement of operations) to October 31, 1995 in conformity with accounting principles generally accepted in the United States of America.




Deloitte & Touche


Grand Cayman, Cayman Islands
December 12, 1995

                   MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

          The following investment management strategies and techniques have materially affected the Portfolio's performance for the fiscal year ended October 31, 1995.

INTERNATIONAL EQUITY PORTFOLIO

          In the months since the inception of the International Equity Portfolio on April 1, 1995, international equity markets as measured by the MSCI-EAFE Index have risen a dollar adjusted 2.1%. Declining interest rates in the U.S., Germany and Japan over this period provided a boost to equity markets, but the impact was dampened by the volatility of the U.S. dollar and its strong recovery since early summer. The Portfolio achieved a return of 3.01% for its investors over this period. The Portfolio's overweighted exposure to Hong Kong and its gradual commitment to Japan contributed to the outperformance relative to the benchmark.

          Initially, the Portfolio's investment strategy concentrated on Southeast Asian markets which offered above average growth potential at depressed prices and on European markets where economies were at earlier stages of recovery. The Portfolio began to invest in Japanese equities in late summer, only after a stimulative fiscal policy; an aggressive monetary policy which incorporated an historically low Official Discount Rate and non- sterilized currency intervention; and a weaker Yen convinced us that we have seen the market lows and that the long term bear market in Japan is over.

     [The following table was represented by a chart in the printed matter]


                         INTERNATIONAL EQUITY PORTFOLIO
                               GROWTH OF $10,000


Line graph with two axes: the X-axis represents years of operations; the Y-axis represents dollar value. The graph plots two lines: the first line represents the growth of a ten thousand dollar investment in the Portfolio from April 1, 1995 to October 31, 1995; the second line represents the growth of a ten thousand dollar investment in a portfolio of securities reflecting the composition of the MSCI-EAFE Index for the same time period. The graph points are as follows:

  YEAR                       FUND**           MSCI-EAFE
  4/1/95*                  $10,000             $10,000
 4/30/95                     9,946              10,376
 5/31/95                    10,381              10,252
 6/30/95                    10,325              10,073
 7/31/95                    10,662              10,700
 8/31/95                    10,528              10,292
 9/30/95                    10,534              10,493
10/31/95                    10,301              10,210

*inception
**net of fees and expenses

           Past performance is not predictive of future performance.